AB Sustainable Thematic Balanced Portfolio

Portfolio of Investments

November 30, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 65.0%
Information Technology – 24.7%
Communications Equipment – 1.2%
Arista Networks, Inc.(a)	2,846	$1,154,964
GCI Liberty, Inc.(a) (b) (c)	486	0

		1,154,964

Electronic Equipment, Instruments & Components – 3.9%
Flex Ltd.(a)	55,968	2,181,073
TE Connectivity PLC	10,391	1,570,288

		3,751,361

IT Services – 1.6%
Accenture PLC - Class A	4,165	1,509,271

Semiconductors & Semiconductor Equipment – 7.5%
Monolithic Power Systems, Inc.	1,652	937,741
NVIDIA Corp.	25,083	3,467,724
NXP Semiconductors NV	5,732	1,314,749
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	8,627	1,593,062

		7,313,276

Software – 10.5%
Adobe, Inc.(a)	3,055	1,576,166
Bentley Systems, Inc. - Class B	13,496	668,052
Cadence Design Systems, Inc.(a)	4,897	1,502,449
Fair Isaac Corp.(a)	666	1,581,770
Intuit, Inc.	1,764	1,132,012
Microsoft Corp.	5,811	2,460,726
Palo Alto Networks, Inc.(a)	3,253	1,261,578

		10,182,753

		23,911,625

Health Care – 12.0%
Health Care Equipment & Supplies – 5.6%
Alcon AG	16,286	1,447,011
Becton Dickinson & Co.	6,122	1,358,472
GE Healthcare, Inc.	20,724	1,724,651
Hologic, Inc.(a)	11,878	944,301

		5,474,435

Health Care Providers & Services – 1.8%
UnitedHealth Group, Inc.	2,792	1,703,678

Life Sciences Tools & Services – 3.5%
Bruker Corp.	17,830	1,033,249
Danaher Corp.	5,357	1,284,019
ICON PLC(a)	4,915	1,033,379

		3,350,647

Pharmaceuticals – 1.1%
Johnson & Johnson	6,972	1,080,730

Company	Shares	U.S. $ Value
		$11,609,490

Industrials – 10.1%
Aerospace & Defense – 1.2%
Hexcel Corp.	19,023	1,205,868

Commercial Services & Supplies – 5.4%
Tetra Tech, Inc.	24,229	1,005,746
Veralto Corp.	21,396	2,314,833
Waste Management, Inc.	8,438	1,925,720

		5,246,299

Construction & Engineering – 1.5%
AECOM	12,345	1,443,995

Electrical Equipment – 2.0%
Rockwell Automation, Inc.	6,569	1,938,775

		9,834,937

Financials – 9.1%
Capital Markets – 3.0%
Intercontinental Exchange, Inc.	11,336	1,824,642
Jefferies Financial Group, Inc.	13,835	1,094,902

		2,919,544

Financial Services – 3.7%
Fiserv, Inc.(a)	7,048	1,557,326
Visa, Inc. - Class A	6,649	2,094,967

		3,652,293

Insurance – 2.4%
Aflac, Inc.	20,126	2,294,364

		8,866,201

Consumer Staples – 3.8%
Household Products – 1.9%
Procter & Gamble Co. (The)	10,019	1,796,006

Personal Care Products – 1.9%
Unilever PLC (Sponsored ADR)	31,026	1,856,596

		3,652,602

Consumer Discretionary – 3.6%
Automobile Components – 1.1%
Aptiv PLC(a)	20,181	1,120,651

Household Durables – 0.9%
TopBuild Corp.(a)	2,147	838,704

Textiles, Apparel & Luxury Goods – 1.6%
On Holding AG - Class A(a)	26,367	1,537,987

		3,497,342

Utilities – 1.7%
Electric Utilities – 1.7%
NextEra Energy, Inc.	21,406	1,684,010

Total Common Stocks (cost $48,543,823)		63,056,207

	Principal Amount (000)	U.S. $ Value

GOVERNMENTS - TREASURIES – 28.2%
United States – 28.2%

U.S. Treasury Bonds 2.50%, 02/15/2046	$164	$118,299
3.00%, 05/15/2042	105	86,445
3.00%, 02/15/2048	464	361,195
3.625%, 02/15/2053	114	99,340
3.875%, 02/15/2043	102	94,541
3.875%, 05/15/2043	80	74,025
4.25%, 02/15/2054	274	267,480
4.375%, 08/15/2043	115	113,841
4.50%, 02/15/2044	51	51,529
4.75%, 11/15/2043	2,783	2,886,078
4.75%, 11/15/2053	2,756	2,915,014
6.125%, 08/15/2029	1,373	1,488,741

U.S. Treasury Notes 0.625%, 05/15/2030	46	38,299
2.50%, 03/31/2027	373	359,672
2.75%, 08/15/2032	116	105,270
3.50%, 01/31/2028	836	820,881
3.75%, 12/31/2028	362	356,924
3.875%, 12/31/2027	379	376,137
3.875%, 08/15/2033	95	92,554
4.00%, 02/29/2028	521	518,467
4.00%, 06/30/2028	218	217,083
4.00%, 01/31/2029	40	39,526
4.125%, 09/30/2027	2,148	2,148,400
4.125%, 10/31/2027	1,697	1,697,630
4.125%, 11/15/2032	115	114,920
4.375%, 11/30/2028	389	392,647
4.375%, 05/15/2034	2,049	2,077,376
4.50%, 04/15/2027	761	766,305
4.50%, 11/15/2033	1,806	1,847,175
4.625%, 09/30/2028	3,911	3,979,748
4.875%, 10/31/2028	1,169	1,200,622
4.875%, 10/31/2030	1,641	1,705,413

Total Governments - Treasuries (cost $27,279,475)		27,411,577

AGENCIES – 2.3%
Agency Debentures – 2.3%

Federal Home Loan Banks 4.125%, 01/15/2027	85	84,965
4.50%, 03/13/2026	835	836,528
Federal National Mortgage Association 6.625%, 11/15/2030	1,152	1,298,974

Total Agencies (cost $2,406,134)		2,220,467

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 4.6%
Investment Companies – 4.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.54%(d) (e) (f) (Cost $4,413,953)	4,413,953	$4,413,953

Total Investments – 100.1% (cost $82,643,385)(g)		97,102,204
Other assets less liabilities - (0.1)%		(48,904)

Net Assets – 100.0%		$97,053,300

(a)	Non-income producing security.
(b)	Fair valued by the Adviser.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of November 30, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $16,102,891 and gross unrealized depreciation of investments was $(1,644,072), resulting in net unrealized appreciation of $14,458,819.

Glossary:

ADR – American Depositary Receipt

AB Sustainable Thematic Balanced Portfolio

November 30, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of November 30, 2024:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks:
Information Technology	$23,911,625	$—	$0	(a)	$23,911,625
Health Care	11,609,490	—	—		11,609,490
Industrials	9,834,937	—	—		9,834,937
Financials	8,866,201	—	—		8,866,201
Consumer Staples	3,652,602	—	—		3,652,602
Consumer Discretionary	3,497,342	—	—		3,497,342
Utilities	1,684,010	—	—		1,684,010
Governments - Treasuries	—	27,411,577	—		27,411,577
Agencies	—	2,220,467	—		2,220,467
Short-Term Investments	4,413,953	—	—		4,413,953

Total Investments in Securities	67,470,160	29,632,044	0	(a)	97,102,204
Other Financial Instruments(b)	—	—	—		—

Total	$67,470,160	$29,632,044	$0	(a)	$97,102,204

(a)	The Portfolio held securities with zero market value at period end.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended November 30, 2024 is as follows:

Fund	Market Value 08/31/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$3,037	$6,210	$4,833	$4,414	$0